Earnings from Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Notes To Financial Statements [Abstract]
Schedule of discontinued operation properties sold
The following table lists the communities that MAALP sold in 2012:

Community	Number of Units	Date Sold	Operating Segment
Kenwood Club	320	January 12, 2012	Large market same store
Cedar Mill	276	February 9, 2012	Secondary market same store
Celery Stalk	410	June 7, 2012	Large market same store
Hidden Lake	320	July 25, 2012	Large market same store
Westbury Springs	150	July 25, 2012	Secondary market same store
Park Walk	124	July 26, 2012	Large market same store
TPC Florence	200	August 1, 2012	Secondary market same store
Fairways at Royal Oak	214	August 7, 2012	Secondary market same store
Walden Run	240	November 8, 2012	Large market same store

Summary of Discontinued Operations
The following is a summary of earnings from discontinued operations for the years ended December 31, 2012, 2011 and 2010 (dollars in thousands):

	2012	2011	2010
Revenues:
Rental revenues	$8,054	$20,578	$21,025
Other revenues	974	2,507	2,423
Total revenues	9,028	23,085	23,448
Expenses:
Property operating expenses	5,299	12,662	14,353
Depreciation and amortization	2,507	5,557	5,680
Interest expense	645	1,241	1,364
Total expenses	8,451	19,460	21,397
Income from discontinued operations before gain (loss) on sale	577	3,625	2,051
Net gain (loss) on insurance and other settlement proceeds on discontinued operations	48	(12)	—
Gain (loss) on sale of discontinued operations	41,635	12,799	(2)
Income from discontinued operations	$42,260	$16,412	$2,049